UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Archeus Capital Management, LLC

Address:  360 Madison Avenue
          New York, New York 10017


13F File Number: 028-11098

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Chandra Singh
Title:    Director, Regulatory Compliance
          Phone: (212) 485-2123


Signature, Place and Date of Signing:

/s/ Chandra Singh              New York, New York           November 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]              [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        7

Form 13F Information Table Value Total:   $52,331
                                          (thousands)


List of Other Included Managers: None

                                                    FORM 13F INFORMATION TABLE


                                                    Value       Shares/    SH/  Put/ Investment   Other         Voting Authority
NAME OF ISSUER          TITLE OF CLASS    Cusip    x($1000)     PRN Amt    PRN  Call Discretion  Managers     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
AT&T INC                      COM        00206R102    12,699     390,000   SH   PUT    SOLE       NONE      390,000     0        0
IMCLONE SYSTEMS         NOTE 1.375% 5/1  45245WAF6       457     519,000  PRN          SOLE       NONE      519,000     0        0
NOVELL INC                    COM        670006105     1,727     283,076   SH          SOLE       NONE      283,076     0        0
NOVELL INC                    COM        670006105    13,600   2,229,500   SH   PUT    SOLE       NONE    2,229,500     0        0
SEPRACOR INC                  COM        817315904     2,906      60,000   SH   CALL   SOLE       NONE       60,000     0        0
SEPRACOR INC               NOTE 12/1     817315AU8    20,641  12,500,000  PRN          SOLE       NONE   12,500,000     0        0
VERIZON COMMUNICATIONS        COM        5526914AX       301       8,100   SH   CALL   SOLE       NONE        8,100     0        0


SK 21625 0001 716514